Basis for the presentation of the consolidated financial statements and applicable accounting standard - Summary of Equity In Subsidiaries And Non controlling Interests (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Consolidate financial Statements of Subsidiaries Explanatory [Line Items]
Proportion of voting rights held in subsidiary	50.00%
Volkswagen Financial Services Cía. Financiera S.A.
Disclosure Of Consolidate financial Statements of Subsidiaries Explanatory [Line Items]
Number of shares outstanding	897,000,000	897,000,000	897,000,000
Percentage of share capital Held By Subsidiary	51.00%	51.00%	51.00%
Proportion of voting rights held in subsidiary	51.00%	51.00%	51.00%
Percentage of share capital Held By Noncontrolling Interests	49.00%	49.00%	49.00%
Proportion of voting rights held by non-controlling interests	49.00%	49.00%	49.00%
PSA Finance Arg. Cía. Financiera S.A.
Disclosure Of Consolidate financial Statements of Subsidiaries Explanatory [Line Items]
Number of shares outstanding	52,178	52,178	52,178
Percentage of share capital Held By Subsidiary	50.00%	50.00%	50.00%
Proportion of voting rights held in subsidiary	50.00%	50.00%	50.00%
Percentage of share capital Held By Noncontrolling Interests	50.00%	50.00%	50.00%
Proportion of voting rights held by non-controlling interests	50.00%	50.00%	50.00%
Consolidar Administradora de Fondos de Jubilaciones y Pensiones S.A.(undergoing liquidation proceedings)
Disclosure Of Consolidate financial Statements of Subsidiaries Explanatory [Line Items]
Number of shares outstanding	115,738,503	115,738,503	115,738,503
Percentage of share capital Held By Subsidiary	53.89%	53.89%	53.89%
Proportion of voting rights held in subsidiary	53.89%	53.89%	53.89%
Percentage of share capital Held By Noncontrolling Interests	46.11%	46.11%	46.11%
Proportion of voting rights held by non-controlling interests	46.11%	46.11%	46.11%
BBVA Asset Management Argentina S.A.U. Sociedad Gerente de Fondos Comunes de Inversión
Disclosure Of Consolidate financial Statements of Subsidiaries Explanatory [Line Items]
Number of shares outstanding	242,524	242,524	242,524
Percentage of share capital Held By Subsidiary	100.00%	100.00%	100.00%
Proportion of voting rights held in subsidiary	100.00%	100.00%	100.00%
Percentage of share capital Held By Noncontrolling Interests	0.00%	0.00%	0.00%
Proportion of voting rights held by non-controlling interests	0.00%	0.00%	0.00%